Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating losses	$ 924,093	$ 36,969
Stock based compensation	226,224	771
Deferred lease liability	14,056	0
Legal settlement accrual	4,573,919	0
Other	9	0
Total deferred tax assets	5,738,301	37,740
Less valuation allowance	(5,714,438)	(37,740)
Total deferred tax assets	23,863	0
Deferred tax liabilities
Right-of-use assets	(22,837)	0
Property and equipment	(1,026)	0
Total deferred tax liabilities	(23,863)	0
Net deferred tax assets	$ 0	$ 0